Taxes (Details) - Schedule of Pre-Tax Income (Loss) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Taxes (Details) - Schedule of Pre-Tax Income (Loss) [Line Items]
Income (loss) before income taxes	$ 12,984,700	$ 7,649,346	$ (265,241)
PRC [Member]
Taxes (Details) - Schedule of Pre-Tax Income (Loss) [Line Items]
Income (loss) before income taxes	13,391,249	8,637,772	(180,032)
HK [Member]
Taxes (Details) - Schedule of Pre-Tax Income (Loss) [Line Items]
Income (loss) before income taxes	40,368	(30)	(2,136)
Cayman [Member]
Taxes (Details) - Schedule of Pre-Tax Income (Loss) [Line Items]
Income (loss) before income taxes	$ (446,917)	$ (988,396)	$ (83,073)